Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9.	INTANGIBLE ASSETS, NET

The following tables present details of the Company’s acquired developed technology and other intangibles (in millions):

	Gross
	Carrying	Accumulated
As of December 31, 2010	Amount	Amortization	Net

Acquired Technical Knowhow	$2.3	$(1.8)	$0.5
Acquired developed technology	41.2	(7.2)	34.0
Acquired Customer Relationships	33.8	(14.0)	19.8
Other intangible assets	9.7	(2.2)	7.5

Total intangibles assets subject to amortization	87.0	(25.2)	61.8
Trade name	94.2	—	94.2

Total intangible assets, net	$181.2	$(25.2)	$156.0

	Gross
	Carrying	Accumulated
As of December 31, 2009	Amount	Amortization	Net

Acquired Technical Knowhow	$2.2	$(1.6)	$0.6
Acquired developed technology	44.0	(5.9)	38.1
Acquired Customer Relationships	26.3	(10.3)	16.0
Other intangible assets	4.5	(2.2)	2.3

Total intangible assets subject to amortization	77.0	(20.0)	57.0
Trade name	83.8	—	83.8

Total intangible assets, net	$160.8	$(20.0)	$140.8

Amortization expense for the years ended December 31, 2008, 2009 and 2010 were $6.7 million, $8.2 million and $7.4 million, respectively.

For each of the next five years, annual amortization expenses of the above intangible assets will be approximately $15.0 million, $8.7 million, $6.5 million, $5.4 million and $5.1 million for the years ended December 31, 2011, 2012, 2013, 2014 and 2015, respectively